Document and Entity Information	12 Months Ended
Apr. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 25, 2013
Registrant Name	DWS PORTFOLIO TRUST
Central Index Key	0000088063
Amendment Flag	false
Document Creation Date	Apr. 25, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	Apr. 25, 2013